Cash and Cash Equivalents (Excluding Overdrafts) - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [line items]
Cash at bank and in hand	£ 660	£ 599
Short-term bank deposits	277	498
Total	£ 937	£ 1,097